INCOME TAX (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 26,649,690	$ 10,052,627	$ 8,828,453
Deferred income tax expense (benefit)	(6,788,855)	(1,955,829)	1,523,865
Effective income tax expense	$ 19,860,835	$ 8,096,798	$ 10,352,318